LOGO                                 STAR OHIO
STAR FUNDS                           TAX-FREE MONEY
                                     MARKET FUND




                                     SUPPLEMENT TO
                                     PROSPECTUS DATED
                                     MARCH 31, 1998


                                     Portfolios of the Star Funds,
                                     an Open-End, Management Investment Company


                                     Dated May 31, 1998



 A. Please delete the section entitled "Star Ohio Tax-Free Money Market Fund Summary of Fund Expenses" on page 13 and replace it with the following:


STAR OHIO TAX-FREE MONEY MARKET FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
 as applicable)........................................................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)........ None
Exchange Fee.............................................................. None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver) (1)......................................... 0.15%
12b-1 Fee (2)............................................................. 0.00%
Other Expenses (after waiver) (3)......................................... 0.52%
 Shareholder Servicing Fee (4)...................................... 0.05%
  Total Fund Operating Expenses (after waiver) (5)........................ 0.67%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55%.
(2) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.
(3) Other Expenses have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. The Administrator can terminate this voluntary waiver at any time at its sole discretion.
(4) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.
(5) The Total Fund Operating Expenses are estimated to be 1.12% absent the anticipated waivers described in notes (1) and (3) above.
  * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

EXAMPLE
-------
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.
1 Year................................................................  $ 7
3 Years...............................................................  $21

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.





 B. Please insert the following "Financial Highlights" table immediately following the section entitled "Star Ohio Tax-Free Money Market Fund Summary of Fund Expenses" on page 13:


STAR OHIO TAX-FREE MONEY MARKET FUND--C SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                            PERIOD ENDED
                                             (UNAUDITED)
                                          MARCH 31, 1998(A)
----------------------------------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
 Net investment income                            0.01
 ----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
 Distributions from net investment income        (0.01)
 ----------------------------------------
                                               -------
NET ASSET VALUE, END OF PERIOD                  $ 1.00
-----------------------------------------
                                               -------
TOTAL RETURN (B)                                  0.87%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
 Expenses                                         0.89%*
 ----------------------------------------
 Net investment income                            2.66%*
 ----------------------------------------
 Expense waiver/reimbursement (c)                 0.52%*
 ----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
 Net assets, end of period (000 omitted)       $37,774
 ----------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






 C. Please insert the following Financial Statements immediately after the section entitled "Investment Limitations" on page 17:


STAR OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ----------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--98.1%
 ----------------------------------------------------------------
             OHIO--98.1%
             ----------------------------------------------------
 $   960,000 Allen County, OH Health Care Facilities, (Series
             1998) Weekly VRDNs (Mennonite Home)/(Norwest Bank
             Minnesota, N.A. LOC)                                   $   960,000
             ----------------------------------------------------
   1,200,000 Butler County, OH, 3.80% BANs, 10/22/1998                1,203,052
             ----------------------------------------------------
     225,000 Butler County, OH, GO LT, 4.00% BANs, 3/19/1999            225,838
             ----------------------------------------------------
     200,000 Centerville, OH Weekly VRDNs (Bethany Lutheran
             Village)/(PNC Bank, Ohio, N.A. LOC)                        200,000
             ----------------------------------------------------
     500,000 Clermont County, OH , 3.90% BANs, 12/17/1998               500,770
             ----------------------------------------------------
     500,000 Cleveland, OH Public Power System, Electric, Light &
             Power Improvement Revenue Bonds (Series B), 5.40%
             Bonds (MBIA INS), 11/15/1998                               504,847
             ----------------------------------------------------
     100,000 Cleveland, OH, GO UT (Series A), 5.35% TRANs,
             7/1/1998                                                   100,403
             ----------------------------------------------------
     100,000 Columbus, OH Electrical Systems, Electric, Light, &
             Power Improvement Revenue Bonds Monthly VRDNs (Union
             Bank of Switzerland, Zurich LOC)                           100,000
             ----------------------------------------------------
   1,000,000 Columbus, OH Sewer System, Revenue Bonds (Series
             1994) Weekly VRDNs                                       1,000,000
             ----------------------------------------------------
   6,665,000 Columbus, OH, GO UT (Series 1) Weekly VRDNs
             (Westdeutsche Landesbank Girozentrale SA)                6,665,000
             ----------------------------------------------------
   1,500,000 Cuyahoga County, OH, Hospital Revenue Bonds Weekly
             VRDNs (Cleveland Clinic)                                 1,500,000
             ----------------------------------------------------
   1,100,000 Franklin County, OH Hospital Facility Authority
             Daily VRDNs (Franciscan Sister--St. Anthony)             1,100,000
             ----------------------------------------------------
   1,500,000 Franklin County, OH Hospital Facility Authority,
             Series A Weekly VRDNs (U.S. Health Corp. of
             Columbus)/(Morgan Guaranty Trust Co., New York LOC)      1,500,000
             ----------------------------------------------------
     100,000 Hamilton County, OH Health System Weekly VRDNs (West
             Park Community)/(Fifth Third Bank, Cincinnati LOC)         100,000
             ----------------------------------------------------
   2,000,000 Hamilton County, OH Hospital Facilities Authority,
             (Series 1997A) Weekly VRDNs (Children's Hospital
             Medical Center)/(PNC Bank, Ohio, N.A. LOC)               2,000,000
             ----------------------------------------------------




STAR OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------------------
            OHIO--CONTINUED
            -----------------------------------------------------
 $1,800,000 Hamilton County, OH Hospital Facilities Authority,
            Series B Revenue Bonds Weekly VRDNs (Health Alliance
            of Greater Cincinnati)/(MBIA INS)                       $ 1,800,000
            -----------------------------------------------------
  1,000,000 Hamilton County, OH Weekly VRDNs (General Protestant
            Orphan Home)/(Fifth Third Bank, Cincinnati LOC)           1,000,000
            -----------------------------------------------------
    150,000 Hamilton, OH Electric Systems Management, (Series B), 8.00% Bonds
            (FGIC INS)/(United States Treasury PRF), 10/15/1998 (@102) 155,475
            -----------------------------------------------------
  1,000,000 Mahoning County, OH Hospital Facilities, (Series B)
            Revenue Bonds Weekly VRDNs (Forum Group, Inc.)/(MBIA
            INS)                                                      1,000,000
            -----------------------------------------------------
  1,205,000 Marion County, OH Hospital Authority, (Series 1991)
            Weekly VRDNs (Marion County, OH Pooled Hospital
            Program)/(Bank One, Ohio, N.A. LOC)                       1,205,000
            -----------------------------------------------------
    605,000 Marysville, OH, GO UT, 3.91% BANs, 3/19/1999                606,463
            -----------------------------------------------------
    500,000 Mason City, OH, 3.95% BANs, 12/17/1998                      500,514
            -----------------------------------------------------
    250,000 Mason, OH City School District, (Series A), 4.019%
            BANs, 2/18/1999                                             250,896
            -----------------------------------------------------
  2,000,000 Mason, OH EDA Weekly VRDNs (Cedar Village
            Project)/(Fifth Third Bank, Cincinnati LOC)               2,000,000
            -----------------------------------------------------
  1,000,000 Middleburg Heights, OH, Hospital Improvement Revenue
            Bonds Weekly VRDNs (KeyBank, N.A. LOC)                    1,000,000
            -----------------------------------------------------
    545,000 Middletown, OH, 4.40% BANs, 12/15/1998                      546,850
            -----------------------------------------------------
  2,000,000 Montgomery County, OH Health Facilities Authority,
            (Series A) Daily VRDNs (Miami, OH Valley Hospital)        2,000,000
            -----------------------------------------------------
  2,000,000 Ohio School Districts, (Series B), 4.47% TANs,
            6/30/1998                                                 2,003,169
            -----------------------------------------------------
    100,000 Ohio State IDR, Refunding Bonds Weekly VRDNs
            (Cincinnati Riverfront Coliseum, Inc.)/(PNC Bank,
            Ohio, N.A. LOC)                                             100,000
            -----------------------------------------------------
  1,000,000 Ohio State University Weekly VRDNs                        1,000,000
            -----------------------------------------------------
  1,500,000 Ohio State Water Development Authority, Pollution
            Control Revenue Refunding Bonds (Series 1997) Weekly
            VRDNs (Philip Morris Cos., Inc.)                          1,500,000
            -----------------------------------------------------
  1,000,000 Summit County, OH Civic Facility Weekly VRDNs (Young
            Mens Christian Association)/(KeyBank, N.A. LOC)           1,000,000
            -----------------------------------------------------
  1,000,000 Warren County, OH Health Care Facilities, (Series A)
            Weekly VRDNs (Otterbein Homes)/(Fifth Third Bank,
            Cincinnati LOC)                                           1,000,000
            -----------------------------------------------------




STAR OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                          VALUE
 ---------- --------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--CONTINUED
 -------------------------------------------------------------
            OHIO--CONTINUED
            --------------------------------------------------
 $  730,000 Worthington City, OH City School District, (Series
            1998), 3.80% BANs, 1/15/1999                         $   731,110
            --------------------------------------------------   -----------
             TOTAL SHORT-TERM MUNICIPALS                          37,059,387
            --------------------------------------------------   -----------
 MUTUAL FUND--1.9%
 -------------------------------------------------------------
    698,970 Midwest Ohio Tax-Free Fund                               698,970
            --------------------------------------------------   -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(A)            $37,758,357
            --------------------------------------------------   -----------

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($37,774,217) at March 31, 1998.

The following acronyms are used throughout this portfolio:

BANs--Bond Anticipation Notes EDA--Economic Development Authority FGIC--Financial Guaranty Insurance Company GO--General Obligation
IDR--Industrial Development Revenue INS--Insured LOC--Letter of Credit
LT--Limited Tax MBIA--Municipal Bond Investors Assurance PRF--Prerefunded
SA--Support Agreement TANs--Tax Anticipation Notes TRANs--Tax and Revenue Anticipation Notes UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)




STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------
Total investments in securities, at
 amortized cost and value                   $37,758,357
-------------------------------------------
Cash                                            158,220
-------------------------------------------
Income receivable                               204,157
------------------------------------------- -----------
  Total assets                               38,120,734
-------------------------------------------
LIABILITIES:
---------------------------------
Payable for investments purchased  $161,008
---------------------------------
Payable for shares redeemed          49,878
---------------------------------
Income distribution payable          71,275
---------------------------------
Accrued expenses                     64,356
---------------------------------  --------
  Total liabilities                             346,517
------------------------------------------- -----------
NET ASSETS for 37,774,217 shares            $37,774,217
 outstanding                                -----------
-------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------
$37,774,217/37,774,217 shares outstanding         $1.00
------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)



STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $364,590
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Investment advisory fee                                     $ 56,539
----------------------------------------------------------
Administrative personnel and services fee                     16,148
----------------------------------------------------------
Custodian fees                                                 2,570
----------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      16,288
----------------------------------------------------------
Directors'/Trustees' fees                                      1,320
----------------------------------------------------------
Legal fees                                                     3,600
----------------------------------------------------------
Portfolio accounting fees                                     19,480
----------------------------------------------------------
Shareholder services fee                                       5,140
----------------------------------------------------------
Share registration costs                                      12,600
----------------------------------------------------------
Printing and postage                                           8,280
----------------------------------------------------------
Insurance premiums                                               960
----------------------------------------------------------
Miscellaneous                                                  1,680
----------------------------------------------------------  --------
  Total expenses                                             144,605
----------------------------------------------------------
Waivers--
------------------------------------------------
 Waiver of investment advisory fee                $(41,119)
------------------------------------------------
 Waiver of administrative personnel and services   (12,033)
 fee                                              --------
------------------------------------------------
  Total waivers                                              (53,152)
----------------------------------------------------------  --------
    Net expenses                                                        91,453
--------------------------------------------------------------------  --------
      Net investment income                                           $273,137
--------------------------------------------------------------------  --------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                                (UNAUDITED)
                                                             MARCH 31, 1998(A)
-----------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                          $    273,137
-----------------------------------------------------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income                           (273,137)
-----------------------------------------------------------    ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                     61,775,031
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                               145
-----------------------------------------------------------
Cost of shares redeemed                                         (24,000,959)
-----------------------------------------------------------    ------------
  Change in net assets resulting from share transactions         37,774,217
  ---------------------------------------------------------    ------------
    Change in net assets                                         37,774,217
    -------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                                      --
-----------------------------------------------------------    ------------
End of period                                                  $ 37,774,217
-----------------------------------------------------------    ------------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR OHIO TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star Ohio Tax-Free Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1998, capital paid-in aggregated $37,774,217.

Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                    61,775,031
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             145
---------------------------------------------------------
Shares redeemed                                               (24,000,959)
---------------------------------------------------------     -----------
  Net change resulting from share transactions                 37,774,217
  -------------------------------------------------------     -----------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net asset of the Trust. The FAS fee received during any fiscal year shall be at least $50,000. FAS may voluntarily waive a portion of its fee at any time

Under the terms of a Sub-Administration Agreement between FAS and Star Bank, N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank, N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. is transfer agent and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

TRANSFER AND DIVIDEND       AMOUNT OF
DISBURSING AGENT NAME       FEE EARNED
---------------------       ----------
Star Bank, N.A.               $  475
Federated Services Company    $7,392

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 1998, 40% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11% of total investments.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 D. Please delete all references to C Shares of Ohio Tax-Free Money Market Fund in the first paragraph under the section entitled "Voting Rights" on page 24, and add the following as the second paragraph of that section:


  "As of May 1, 1998, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 99.75% of the C Shares of the Ohio Tax-Free Money Market Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of the Fund's shareholders."




                                                   ---------------------------
                                                         Star Bank, N.A.
                                                        Investment Adviser
                                                   ---------------------------
                                                    Fderated Securities Corp.
Cusip 854911781                                            Distributor
G00446-12 (5/98)                                   ---------------------------




STAR OHIO TAX-FREE MONEY MARKET FUND

(A PORTFOLIO OF THE STAR FUNDS)

C Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Fund Ownership" on page 6 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned 5% or more of the C Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 33,246,859 Shares (99.75%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 7:

     "For the period from December 2, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $56,539, of which $41,119 were waived."

D. Please insert the following as the last sentence of the second paragraph under the section entitled "Brokerage Transactions" on page 7: "During the period from December 2, 1997 (date of initial public investment) to March 31, 1998, the Fund paid no brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 8: "For the period from December 2, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $16,148, of which $12,033 were waived."

F. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 8:
    "For the period from December 2, 1997 (date of initial public investment) to March 31, 1997, payments were made pursuant to the Shareholder Services Plan in the amount of $5,140."

G. Please insert the following as the third paragraph under the section entitled "Yield" on page 11: "The Fund's yield for C Shares for the seven-day period ended March 31, 1998 was 2.82%."

H. Please insert the following as the second paragraph under the section entitled "Tax-Equivalent Yield" on page 12: "The Fund's Tax-Equivalent yield for C Shares for the thirty-day period ended March 31, 1998 was 4.09%."

                                                                    May 31, 1998

    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911781
    G00950-12 (5/98)




LOGO                                 STAR MARKET
STAR FUNDS                           CAPITALIZATION FUND

                                     STAR INTERNATIONAL
                                     EQUITY FUND




                                     SUPPLEMENT TO
                                     PROSPECTUS DATED
                                     MARCH 31, 1998


                                     Portfolios of the Star Funds,
                                     an Open-End, Management Investment Company

                                     Dated May 31, 1998




 A. Please insert the following "Financial Highlights" table immediately after the section entitled "Star Market Capitalization Fund Summary of Fund Expenses" on page 19:


STAR MARKET CAPITALIZATION FUND--C SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           PERIOD ENDED
                                                            (UNAUDITED)
                                                         MARCH 31, 1998(A)
-------------------------------------------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                           0.02
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          1.22
-------------------------------------------------------        ------
 Total from investment operations                                1.24
-------------------------------------------------------        ------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                       (0.01)
-------------------------------------------------------       -------
NET ASSET VALUE, END OF PERIOD                                 $11.23
-------------------------------------------------------        ------
TOTAL RETURN (B)                                                12.44%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                        1.09%*
-------------------------------------------------------
 Net investment income                                           0.74%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                                  --
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                       $7,394
-------------------------------------------------------
 Average commission rate paid (d)                             $0.0929
-------------------------------------------------------
 Portfolio turnover                                                 0%
-------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)





 B. Please insert the following Financial Statements immediately after the section entitled "Additional Considerations of Investing in SPDRs" on page 23:


STAR MARKET CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 SHARES                                                             VALUE
 ------ -------------------------------------------------------   ----------
 COMMON STOCKS--99.3%
 --------------------------------------------------------------
        Standard & Poor's Depositary Receipts Trust (IDENTIFIED
 66,699 COST $6,429,865)                                          $7,338,974
        -------------------------------------------------------   ----------
 MUTUAL FUND--0.0%
 --------------------------------------------------------------
  1,997 Flex Funds (AT NET ASSET VALUE)                                1,997
        -------------------------------------------------------   ----------
         TOTAL INVESTMENTS (IDENTIFIED COST $6,431,862)(A)        $7,340,971
        -------------------------------------------------------   ----------

(a) The cost of investments for federal tax purposes amounts to $6,431,862. The unrealized appreciation of investments on a federal tax basis amounts to $909,109 at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($7,393,979) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR MARKET CAPITALIZATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
 $6,431,862)                                                        $7,340,971
------------------------------------------------------------------
Income receivable                                                       20,409
------------------------------------------------------------------
Prepaid expenses                                                        43,466
------------------------------------------------------------------  ----------
  Total assets                                                       7,404,846
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Accrued expenses                                                        10,867
------------------------------------------------------------------  ----------
NET ASSETS for 658,334 shares outstanding                           $7,393,979
------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------
Paid in capital                                                     $6,478,139
------------------------------------------------------------------
Net unrealized appreciation of investments                             909,109
------------------------------------------------------------------
Undistributed net investment income                                      6,731
------------------------------------------------------------------  ----------
  Total Net Assets                                                  $7,393,979
------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
$7,393,979/658,334 shares outstanding                                   $11.23
------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------
Dividends                                                             $ 21,912
-----------------------------------------------------------------
Interest                                                                 8,606
----------------------------------------------------------------- --- --------
  Total income                                                          30,518
-----------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 5,009
--------------------------------------------------------
Administrative personnel and services fee                   3,504
--------------------------------------------------------
Custodian fees                                                317
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    1,377
--------------------------------------------------------
Directors'/Trustees' fees                                     267
--------------------------------------------------------
Legal fees                                                    734
--------------------------------------------------------
Portfolio accounting fees                                   1,970
--------------------------------------------------------
Shareholder services fee                                      835
--------------------------------------------------------
Share registration costs                                    2,503
--------------------------------------------------------
Printing and postage                                        1,068
--------------------------------------------------------
Insurance premiums                                            183
--------------------------------------------------------
Miscellaneous                                                 431
--------------------------------------------------------  -------
  Total expenses                                           18,198
--------------------------------------------------------
    Net investment income                                               12,320
-----------------------------------------------------------------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------
Net change in unrealized appreciation of investments                   909,109
-----------------------------------------------------------------     --------
  Net realized and unrealized gain on investments                      909,109
  ---------------------------------------------------------------     --------
    Change in net assets resulting from operations                    $921,429
    -------------------------------------------------------------     --------

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                                 (UNAUDITED)
                                                              MARCH 31, 1998(A)
------------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                            $   12,320
------------------------------------------------------------
Net change in unrealized appreciation/depreciation                  909,109
------------------------------------------------------------     ----------
  Change in net assets resulting from operations                    921,429
  ----------------------------------------------------------     ----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                             (5,589)
------------------------------------------------------------     ----------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                      6,480,595
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                             3,084
------------------------------------------------------------
Cost of shares redeemed                                              (5,540)
------------------------------------------------------------     ----------
  Change in net assets resulting from share transactions          6,478,139
------------------------------------------------------------     ----------
    Change in net assets                                          7,393,979
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                      --
------------------------------------------------------------     ----------
End of period (including undistributed net investment income     $7,393,979
 of $6,731)                                                      ----------
------------------------------------------------------------

(a)Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star Market Capitalization Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price performance and dividend yield of publicly-traded common stocks, by directly or indirectly duplicating the composition of the index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.





STAR MARKET CAPITALIZATION FUND
-------------------------------------------------------------------------------
  OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                     658,523
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                           312
---------------------------------------------------------
Shares redeemed                                                    (501)
---------------------------------------------------------       -------
  Net change resulting from share transactions                  658,334
---------------------------------------------------------       -------

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net assets of the Trust. The FAS fee received during any fiscal year shall be at least $50,000.

Under the terms of a Sub-Administration Agreement between FAS Star Bank, N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank N.A., the Fund will pay Star Bank N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. is transfer agent and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing





STAR MARKET CAPITALIZATION FUND
-------------------------------------------------------------------------------
agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

                            AMOUNT
  TRANSFER AND DIVIDEND     OF FEE
  DISBURSING AGENT NAME     EARNED
  ---------------------     ------
Star Bank, N.A.             $  103
Federated Services Company  $7,666

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

---------
PURCHASES  $6,429,865
---------  ----------
SALES      $        0
---------  ----------





 C. Please delete the section entitled "Star International Equity Fund Summary of Fund Expenses" on page 42 and replace it with the following:


STAR INTERNATIONAL EQUITY FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................. 1.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).....................................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)....................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)
Management Fee......................................................... 0.75%
12b-1 Fee (1).......................................................... 0.00%
Other Expenses......................................................... 0.56%
 Shareholder Servicing Fee (2)................................... 0.05%
  Total Fund Operating Expenses........................................ 1.31%

(1) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second, "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(2) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

 * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

  LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Fund charges no redemption fees.
1 Year................................................................  $28
3 Years...............................................................  $56

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.





 D. Please insert the following "Financial Highlights" table immediately after the section entitled "Star International Equity Fund Summary of Fund Expenses" on page 42:


STAR INTERNATIONAL EQUITY FUND--A SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           PERIOD ENDED
                                                            (UNAUDITED)
                                                         MARCH 31, 1998(A)
-------------------------------------------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                           0.02
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          1.10
-------------------------------------------------------
                                                              -------
 Total from investment operations                                1.12
-------------------------------------------------------
                                                              -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                       (0.04)
-------------------------------------------------------
                                                              -------
NET ASSET VALUE, END OF PERIOD                                 $11.08
-------------------------------------------------------       -------
TOTAL RETURN (B)                                                11.28%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                        1.74%*
-------------------------------------------------------
 Net investment income                                           0.27%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                                  --
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                      $45,490
-------------------------------------------------------
 Average commission rate paid (d)                             $0.0607
-------------------------------------------------------
 Portfolio turnover                                                0%
-------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)





 E. Please insert the following Financial Statements immediately after the section entitled "Investment Limitations" on page 54:


STAR INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                         VALUE
 ------- -------------------------------------------------   -----------
 MUTUAL FUNDS--94.7%
 ---------------------------------------------------------
  75,000 Chile Fund, Inc.                                    $ 1,298,438
         -------------------------------------------------
  50,000 Mexico Fund                                             918,750
         -------------------------------------------------
  40,000 Swiss Helvetia Fund                                   1,267,500
         -------------------------------------------------
 256,300 Bartlett Value International Fund, Class A            3,442,105
         -------------------------------------------------
  50,000 Brazil Fund, Inc.                                     1,146,875
         -------------------------------------------------
 287,037 Federated International Equity Fund, Class A          6,033,510
         -------------------------------------------------
  24,590 Flex Partners International Equity Fund                 338,115
         -------------------------------------------------
 157,565 Founders Worldwide Growth Fund                        3,756,358
         -------------------------------------------------
  50,000 France Growth Fund, Inc.                                665,625
         -------------------------------------------------
  50,000 Irish Investment Fund, Inc.                           1,087,500
         -------------------------------------------------
  96,100 Italy Fund, Inc.                                      1,477,538
         -------------------------------------------------
 123,568 Janus Worldwide Fund                                  5,434,524
         -------------------------------------------------
   5,000 Latin America Investment Fund                            73,125
         -------------------------------------------------
 217,290 Lexington Global Fund                                 2,633,550
         -------------------------------------------------
  10,341 Lindner International Fund                              110,446
         -------------------------------------------------
 185,630 Morgan Stanley Global Equity Allocation Fund          3,998,481
         -------------------------------------------------
  40,226 One Fund, Inc.                                          531,789
         -------------------------------------------------
 123,526 Scudder Global Fund                                   3,919,477
         -------------------------------------------------
   5,000 The Central European Fund                                64,375
         -------------------------------------------------
 180,957 USAA World Growth Fund                                3,331,411
         -------------------------------------------------
 100,000 United Kingdom Fund, Inc.                             1,556,250
         -------------------------------------------------   -----------
          TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,160,860)    43,085,742
         -------------------------------------------------   -----------




STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--5.4%
 --------------------------------------------------------------
 $2,462,000 Donaldson, Lufkin and Jenrette Securities Corp.,
            5.80%, dated 3/31/1998, due 4/1/1998 (AT AMORTIZED
            COST)                                                 $ 2,462,000
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $41,622,860)(B)   $45,547,742
            ---------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $41,622,860. The net unrealized appreciation of investments on a federal tax basis amounts to $3,924,882 which is comprised of $4,017,183 appreciation and $92,301 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($45,489,828) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)






STAR INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------
Total investments in securities, at value (identified and tax
 cost $41,622,860)                                             $45,547,742
-------------------------------------------------------------
Cash                                                                23,990
-------------------------------------------------------------
Income receivable                                                    4,862
-------------------------------------------------------------  -----------
  Total assets                                                  45,576,594
-------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------
Accrued expenses                                                    86,766
-------------------------------------------------------------  -----------
NET ASSETS for 4,107,035 shares outstanding                    $45,489,828
-------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                                $41,304,513
-------------------------------------------------------------
Net unrealized appreciation of investments                       3,924,882
-------------------------------------------------------------
Accumulated net realized gain on investments                       328,564
-------------------------------------------------------------
Distributions in excess of net investment income                   (68,131)
-------------------------------------------------------------  -----------
  Total Net Assets                                             $45,489,828
-------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
-------------------------------------------------------------
Net Asset Value Per Share ($45,489,828/4,107,035 shares             $11.08
 outstanding)                                                  -----------
-------------------------------------------------------------
Offering Price Per Share (100/98.50 of $11.08)*                     $11.25
-------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                       $11.08
-------------------------------------------------------------  -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)





STAR INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------
Dividends                                                     $   77,175
---------------------------------------------------------
Interest                                                         110,161
---------------------------------------------------------     ----------
  Total income                                                   187,336
---------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 70,042
-----------------------------------------------
Administrative personnel and services fee          16,393
-----------------------------------------------
Custodian fees                                      2,335
-----------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                          18,545
-----------------------------------------------
Directors'/Trustees' fees                           1,309
-----------------------------------------------
Legal fees                                          3,570
-----------------------------------------------
Portfolio accounting fees                          19,523
-----------------------------------------------
Shareholder services fee                            4,669
-----------------------------------------------
Share registration costs                           14,305
-----------------------------------------------
Printing and postage                                8,236
-----------------------------------------------
Insurance premiums                                    952
-----------------------------------------------
Miscellaneous                                       2,618
-----------------------------------------------  --------
  Total expenses                                  162,497
-----------------------------------------------
    Net investment income                                         24,839
---------------------------------------------------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------
Net realized gains received from underlying funds                328,564
---------------------------------------------------------
Net change in unrealized appreciation of investments           3,924,882
---------------------------------------------------------     ----------
  Net realized and unrealized gain on investments              4,253,446
---------------------------------------------------------     ----------
    Change in net assets resulting from operations            $4,278,285
---------------------------------------------------------     ----------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                                (UNAUDITED)
                                                             MARCH 31, 1998(A)
-----------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                           $    24,839
-----------------------------------------------------------
Net realized gains received from underlying funds
($328,564 as computed for federal tax purposes)                     328,564
-----------------------------------------------------------
Net change in unrealized appreciation/depreciation                3,924,882
-----------------------------------------------------------     -----------
  Change in net assets resulting from operations                  4,278,285
-----------------------------------------------------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income                            (92,970)
-----------------------------------------------------------     -----------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                     41,841,107
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            50,831
-----------------------------------------------------------
Cost of shares redeemed                                            (587,425)
-----------------------------------------------------------     -----------
  Change in net assets resulting from share transactions         41,304,513
-----------------------------------------------------------     -----------
    Change in net assets                                         45,489,828
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                                      --
-----------------------------------------------------------     -----------
End of period                                                   $45,489,828
-----------------------------------------------------------     -----------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.





STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                    4,157,546
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                          5,114
---------------------------------------------------------
Shares redeemed                                                  (55,625)
---------------------------------------------------------      ---------
  Net change resulting from share transactions                 4,107,035
  -------------------------------------------------------      ---------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000.



STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

Under the terms of a Sub-Administration Agreement between FAS and Star Bank N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank, N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee paid to Star Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. serves as transfer and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

                            AMOUNT
  TRANSFER AND DIVIDEND     OF FEE
  DISBURSING AGENT NAME     EARNED
  ---------------------     ------
Star Bank, N.A.             $  615
Federated Services Company  $7,609

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by





STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

---------
PURCHASES  $39,160,860
---------  -----------
SALES      $         0
---------  -----------

 F. Please delete all references to C Shares of Market Capitalization Fund and A Shares of International Equity Fund in the first paragraph under the section entitled "Voting Rights" on page 67, and add the following as the second paragraph of that section:


"As of May 1, 1998, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 82.13% of the C Shares of Market Capitalization Fund and 91.03% of the A Shares of International Equity Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of each Fund's shareholders."






                                                   ---------------------------
                                                         Star Bank, N.A.
                                                        Investment Adviser
                                                   ---------------------------
Cusip 854911799                                    Federated Securities Corp.
Cusip 854911815                                            Distributor
G00446-11 (5/98)                                   ---------------------------




STAR INTERNATIONAL EQUITY FUND

(A PORTFOLIO OF THE STAR FUNDS)

A Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Portfolio Turnover" on page 4 and replace it with the following: "Portfolio Turnover Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund's portfolio turnover rate was 0%."

B. Please delete the section entitled "Fund Ownership" on page 9 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned 5% or more of the A Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 3,930,141 Shares (91.03%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 10:

     "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $70,042, none of which was waived."

D. Please insert the following as the last sentence of the first paragraph under the section entitled "Brokerage Transactions" on page 10: "During the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund paid $31,655 in brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 10: "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $16,393."

F. Please insert the following as the second paragraph under the section entitled "Distribution Plan" on page 11:
    "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, no payments were made pursuant to the Plan.

G. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 11:
    "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, payments were made pursuant to the Shareholder Services Plan in the amount of $4,669."

H. Please insert the following as the second and third paragraphs under the section entitled "Total Return" on page 14:
    "The Fund's cumulative total return for A Shares for the period from December 3, 1997 (date of initial public investment) to March 31, 1998 was 11.28%. Cumulative total return reflects total performance over a specific period of time. The total return assumes and is reduced by the payment of the maximum sales charge and is representative of approximately 4 months of activity since the date of initial public investment."

I. Please insert the following as the third paragraph under the section entitled "Yield" on page 15: "The Fund's yield for A Shares for the thirty-day period ended March 31, 1998 was 0.39%."

                                                                    May 31, 1998


    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911815
    G00950-10 (5/98)





STAR MARKET CAPITALIZATION FUND

(A PORTFOLIO OF THE STAR FUNDS)

C Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Portfolio Turnover" on page 3 and replace it with the following: "Portfolio Turnover Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund's portfolio turnover rate was 0%."

B. Please delete the section entitled "Fund Ownership" on page 7 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned approximately 5% or more of the C Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 760,490 Shares (82.13%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 8:

     "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $5,009, none of which was waived."

D. Please insert the following as the last sentence of the second paragraph under the section entitled "Brokerage Transactions" on page 8: "During the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund paid $5,265 in brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 9: "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $3,504."

F. Please insert the following as the second paragraph under the section entitled "Distribution Plan" on page 10:
    "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, no payments were made pursuant to the Plan."

G. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 10:
    "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, payments were made pursuant to the Shareholder Services Plan in the amount of $835."

H. Please insert the following as the second and third paragraphs under the section entitled "Total Return" on page 12:
    "The Fund's cumulative total return for C Shares for the period from December 8, 1997 (date of initial public investment) to March 31, 1998 was 12.44%. Cumulative total return reflects the NumShareClasses < 1 "Error! Reference source not found.'s " "" total performance over a specific period of time. NumShareClasses < 1 "The cumulative total return for the Error! Reference source not found. for the period from [insert date of initial public investment] (date of initial public investment) through [insert balance sheet date] was [___]%. This total is" " The total return above is representative of approximately 4 months of activity since the date of initial public investment."

I. Please insert the following as the third paragraph under the section entitled "Yield" on page 12: "The Fund's yield for C Shares for the thirty-day period ended March 31, 1998 was 0.27%."

                                                                    May 31, 1998


    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911799
    G00950-11 (5/98)